UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    October 29, 2008


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		59

Form 13F Information Table Value Total:		129,756



List of Other Included Managers:

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
				 		Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	None
Alerus Finl Corp Com	COM	01446u-10-3	292	9512	SH	Sole				9512
Alico Inc		COM	016230-10-4	264	5566	SH	Sole				5566
Alleghany Corp		COM	017175-10-0	3839	10517	SH	Sole				10517
Allergan		COM	018490-10-2	618	12000	SH	Sole				12000
Allstate Corp		COM	020002-10-1	317	6874	SH	Sole				6874
AT&T Inc		COM	00206R-10-2	328	11735	SH	Sole				11735
ADP Inc			COM	053015-10-3	1651	38622	SH	Sole				38622
Bank Of Amer Corp	COM	060505-10-4	2240	63995	SH	Sole				63995
BB&T Corp		COM	054937-10-7	226	5969	SH	Sole				5969
BCSB Bancorp Inc.	COM	055367-10-6	105	10000	SH	Sole				10000
Beckman Coulter		COM	075811-10-9	297	4184	SH	Sole				4184
Berkshire Hath Inc-Cl A	COM	084670-10-8	784	6	SH	Sole				6
Berkshire Hath Inc-Cl B	COM	084670-20-7	13812	3143	SH	Sole				3143
Citadel Broadcstg Corp	COM	17285T-10-6	9	10985	SH	Sole				10985
Covidien		COM	G2552X-10-8	2905	54032	SH	Sole				54032
Dell Computer Corp Com	COM	24702r-10-1	3688	223774	SH	Sole				223774
Dover Corp Com		COM	260003-10-8	2643	65169	SH	Sole				65169
Dover Motorsports Inc	COM	260174-10-7	553	101398	SH	Sole				101398
Exxon Mobil Corp	COM	30231g-10-2	3115	40115	SH	Sole				40115
Farmer Bros Corp	COM	307675-10-8	1603	64448	SH	Sole				64448
First Natl Bk Alaska 	COM	32112J-10-6	1394	779	SH	Sole				779
General Electric Corp	COM	369604-10-3	533	20900	SH	Sole				20900
Genuine Parts Co Com	COM	372460-10-5	2958	73574	SH	Sole				73574
Gladstone Capital Corp 	COM	376535-10-0	2598	170491	SH	Sole				170491
Glaxo Holdings Plc	COM	37733w-10-5	2116	48693	SH	Sole				48693
Hasbro Inc Com		COM	418056-10-7	4024	115901	SH	Sole				115901
Home Depot Inc Com	COM	437076-10-2	3981	153785	SH	Sole				153785
IBM Corp		COM	459200-10-1	269	2302	SH	Sole				2302
Internationl Spdwy Cl A	COM	460335-20-1	3048	78338	SH	Sole				78338
J P Morgan Chase & Co	COM	46625h-10-0	211	4520	SH	Sole				4520
Johnson & Johnson	COM	478160-10-4	3934	56790	SH	Sole				56790
Leucadia National Corp	COM	527288-10-4	5244	115399	SH	Sole				115399
Markel Corp Com		COM	570535-10-4	8683	24704	SH	Sole				24704
Marsh & McLennan Cos 	COM	571748-10-2	3935	123907	SH	Sole				123907
McClatchy Co Cl A	COM	579489-10-5	343	77867	SH	Sole				77867
Mohawk Inds Inc Com	COM	608190-10-4	745	11050	SH	Sole				11050
Nestle Sa-Adr Repstg	COM	641069-40-6	802	18662	SH	Sole				18662
Norfolk Southern Corp	COM	655844-10-8	3781	57113	SH	Sole				57113
Paychex Inc		COM	704326-10-7	444	13438	SH	Sole				13438
Pepsico Inc		COM	713448-10-8	251	3521	SH	Sole				3521
Plum Creek Timber Dep	COM	729251-10-8	1125	22567	SH	Sole				22567
Procter & Gamble Co	COM	742718-10-9	301	4323	SH	Sole				4323
Progressive Corp Ohio	COM	743315-10-3	3380	194234	SH	Sole				194234
Royal Dutch Shell Plc	COM	780257-80-4	826	14000	SH	Sole				14000
Royce Value Trust Inc	COM	780910-10-5	381	28610	SH	Sole				28610
Sandy Spring Bancorp 	COM	800363-10-3	3532	159802	SH	Sole				159802
SPDR Tr Unit Ser 1	COM	78462f-10-3	483	4167	SH	Sole				4167
St Joe Corporation	COM	790148-10-0	4743	121351	SH	Sole				121351
Target Corp Com		COM	87612e-10-6	348	7090	SH	Sole				7090
Tyco Electronics	COM	G9144P-10-5	1339	48417	SH	Sole				48417
Tyco Intl Ltd New Com	COM	902124-10-6	2055	58681	SH	Sole				58681
V F Corp Com		COM	918204-10-8	2885	37314	SH	Sole				37314
Verizon Communications 	COM	92343v-10-4	274	8548	SH	Sole				8548
Wal Mart Stores Inc Com	COM	931142-10-3	7257	121176	SH	Sole				121176
Walt Disney Holding Co	COM	254687-10-6	4654	151651	SH	Sole				151651
Washington Post Co Cl B	COM	939640-10-8	3636	6531	SH	Sole				6531
Washington Rl Est Inv TrCOM	939653-10-1	250	6838	SH	Sole				6838
Wells Fargo & Co (new)	COM	949746-10-1	3338	88929	SH	Sole				88929
Wyeth			COM	983024-10-0	366	9900	SH	Sole				9900

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